Long-Term Investments - Schedule of Movement of Equity Method Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Beginning balance	$ 1,900	$ 1,913	$ 2,040
Addition	6,860
Share of income in equity method investees	(41)	15	19
Dividend received			(114)
Foreign currency translation adjustment	154	(28)	(32)
Ending balance	$ 8,873	$ 1,900	$ 1,913